OTHER COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Book Value of the Partnership's Vessels Secured Against Long Term Loans and Capital Leases [Text Block]
The following table sets forth the book value of the Partnership's vessels secured against long term loans and capital leases.

Assets Pledged

(in thousands of $)	At June 30, 2013	At December 31, 2012
Book value of vessels secured against long-term loans and capital leases	1,436,215	1,192,779